Shareholder Report, Line Graph (Details) 194921_Aristotle Value Equity Fund_Class I_TSR Annual {Class I} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 26, 2023	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 541,207	$ 538,081	$ 500,000	$ 586,126
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	597,922	552,344	500,000	$ 704,372
Russell 1000 Value Capped Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Capped Total Return
Accumulated Value	$ 583,893	$ 544,778	$ 500,000	$ 676,531